Loans (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
Schedule of Long-Term Loans
	Linkage	Interest rate	December 31	December 31
	terms	2020 and 2021	2021	2020
		%	€ in thousands
Bank loans	EURIBOR	2-3.55	147,446	127,470
	Consumer price index in Israel	4.65	17,827	17,282
			165,273	144,752

	Linkage	Interest rate	December 31	December 31
	terms	2020 and 2021	2021	2020
		%	€ in thousands
Other long term loans	EURIBOR	5.27	45,949	47,563
		3-7%	7,673	5,854
			53,622	53,417

Schedule of Aggregate Annual Maturities
	December 31	December 31
	2021	2020
	€ in thousands
Second year	7,402	12,910
Third year	7,849	13,034
Fourth year	7,623	12,539
Fifth year	6,524	13,264
Sixth year and thereafter	46,916	132,169

Long-term loans	76,314	183,916
Current maturities	142,581	14,253
	218,895	198,169

Schedule of Movement in Liabilities Deriving from Financing Activities
		Liabilities
		Loans and
	Note	borrowings	Debentures	Total
		€ in thousands
Balance as at January 1, 2021		198,169	82,724	280,893
Changes from financing cash flows
Proceeds from issue of debentures	12	-	71,398	71,398
Repayment of Debentures	12	-	(30,730)	(30,730)
Receipt of loans	11	32,947	-	32,947
Repayment of loans	11	(27,587)	-	(27,587)
Accrued interest	11	2,598	-	2,598
Transaction costs related to borrowings		9,978	567	10,545
Total net financing cash flows		216,105	123,959	340,064

Effect of changes in foreign exchange rates		2,790	13,340	16,130

Balance as at December 31, 2021		218,895	137,299	356,194